Property, Plant and Equipment	6 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 16 — PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvements	Warehouse equipment	Furniture and fixtures	Office equipment	Electronic equipment	Total
COST
At March 31, 2025	$67,424	$114,227	$13,130	$4,586	$53,719	$253,086
Additions	6,144	29,289	-	-	-	35,433
Written-off	-	-	-	-	-	-
Translation adjustment	$16	$102	$(2)	$-	$(7)	$109
At September 30, 2025	$73,584	$143,618	$13,128	$4,586	$53,712	$288,628

DEPRECIATION AND IMPAIRMENT
At March 31, 2025	$(44,668)	$(46,211)	$(10,223)	$(3,382)	$(37,357)	$(141,841)
Additions	(13,321)	(14,056)	(961)	(457)	(5,350)	(34,145)
Written-off	-	-	-	-	-	-
Translation adjustment	$(47)	$(52)	$(2)	$(1)	$(16)	$(118)
At September 30, 2025	$(58,036)	$(60,319)	$(11,186)	$(3,840)	$(42,723)	$(176,104)

CARRYING AMOUNT
At March 31, 2025	$22,756	$68,016	$2,907	$1,204	$16,362	$111,245
At September 30, 2025	$15,548	$83,299	$1,942	$746	$10,989	$112,524

*

Depreciation is provided on straight-line basis for all property, plant and equipment over their estimated useful lives of the assets as follows:

	Useful life	Residual Value
Leasehold improvements-warehouse and offices	Shorter of estimated useful life of 5 years or expected lease term	Nil
Warehouse equipment	5 years	Nil
Furniture and fixtures	5 years	Nil
Office equipment	5 years	Nil
Motor vehicles	5 years	Nil
Electronic equipment	5 years	Nil